Restructuring Charges (Tables)	12 Months Ended
Aug. 31, 2019
Restructuring Charges [Abstract]
Restructuring charges
The following tables summarize changes in restructuring accrual during the years ended August 31, 2018 and 2019:

	Years ended August 31,
	2019	2018

Balance – Beginning of year	$3,167	$2,477
Addition	3,305	3,209
Payments	(5,339)	(2,052)
Reversal	–	(467)
Balance – End of year (note 11)	$1,133	$3,167